Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

Classification	March 31, 2018	December 31, 2017
Furniture and equipment	$11,666	$11,666
Leasehold improvements	38,717	38,717
Computer equipment	3,019	3,019
Total	53,402	53,402
Less: Accumulated depreciation	(31,388)	(28,779)
Property and equipment, net	$22,014	$24,623

Property and equipment consist of the following at December 31, 2017 and 2016:

Classification	2017	2016
Furniture and equipment	$11,666	$123,829
Tooling equipment	—	27,015
Leasehold improvements	38,717	57,780
Computer equipment	3,019	8,933
Research and development lab	—	59,482
Total	53,402	277,039
Less: Accumulated depreciation	(28,779)	(118,621)
Property and equipment, net	$24,623	$158,418